Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Schedule of Table Represents the Weighted Average Inputs Used in Calculating the Fair Value of the Prepaid Forward Contract and the Maturity Consideration	The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of September 30, 2024 and December 31, 2023:
	September 30, 2024	December 31, 2023

Stock price	$0.82	$2.03
Term (in years)	2.13	2.88
Expected volatility	69.9%	40.7%
Risk-free interest rate	3.58%	3.96%
Expected dividend yield	—%	—%
The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of December 31, 2023:
December 31, 2023
Successor
Stock price	$2.03
Term (in years)	2.11
Expected volatility	40.7%
Risk-free interest rate	3.96%
Expected dividend yield	—%